MASSMUTUAL SELECT FUNDS

Supplement dated February 16, 2006 to the

Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Effective February 16, 2006, T. Rowe Price Associates, Inc. (“T. Rowe Price”) will replace Fidelity Management & Research Company (“FMR”) as the Blue Chip Growth Fund’s Sub-Adviser.

Effective February 16, 2006, the following information replaces the information found under Principal Investment Strategies and Risks on page 18:

The Fund seeks to achieve its objective by normally investing at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the view of the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), are well established in their industries and have the potential for above-average earnings growth. The Sub-Adviser focuses on companies with leading market position, seasoned management, and strong financial fundamentals. The investment approach reflects the Sub-Adviser’s belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies targeted will have good prospects for dividend growth.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with Fund objectives. The Fund’s investments in foreign securities are limited to 20% of its total assets.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Effective February 16, 2006, the following information replaces similar information found on page 19 for FMR:

T. Rowe Price Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for an account with investment objectives, policies and investment strategies similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.81% for the quarter ended December 31, 1998 and the lowest was –17.22% for the quarter ended March 31, 2001.

T. Rowe Price Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2004)

The table compares T. Rowe Price’s investment results for an account with investment objectives, policies and investment strategies similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
T. Rowe Price Mutual Fund
Class S*	9.35%	–	2.16%	12.27%
Class Y*	9.22%	–	2.29%	12.13%
Class L*	9.10%	–	2.41%	12.01%
Class A*	2.59%	–	3.81%	11.10%
Class N*	7.55%	–	2.97%	11.45%

S&P 500® Index^	10.88%	–	2.30%	12.07%

*	Performance shown is from a mutual fund of T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Fund’s share classes, including sales loads. The bar chart is based on Class S expenses. The performance is of the T. Rowe Price Blue Chip Growth Fund, which is registered under the Investment Company Act of 1940. T. Rowe Price replaced Fidelity Management & Research Company as the Fund’s Sub-Adviser on February 16, 2006. The mutual fund performance does not represent the historical performance of the MassMutual Select Blue Chip Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in the Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 16, 2006, with respect to the Blue Chip Growth Fund only, the following information supplements the information for T. Rowe Price, and replaces the information for FMR, in the section titled About the Investment Adviser and Sub-Advisers:

Larry J. Puglia

is the portfolio manager for the Blue Chip Growth Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Effective February 16, 2006, the following information replaces the information for FMR found in the section titled Investment Performance:

T. Rowe Price. Performance data shown for T. Rowe Price, the Sub-Adviser to the Blue Chip Growth Fund, is based on the performance of the T. Rowe Price Blue Chip Growth Fund, a registered mutual fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. The T. Rowe Price Blue Chip Growth Fund has substantially the same investment objectives and policies as the Fund, and is managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-05-4

MASSMUTUAL SELECT FUNDS

Supplement dated February 16, 2006 to the

Class S Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Effective February 16, 2006, T. Rowe Price Associates, Inc. (“T. Rowe Price”) will replace Fidelity Management & Research Company (“FMR”) as the Blue Chip Growth Fund’s Sub-Adviser.

Effective February 16, 2006, the following information replaces the information found under Principal Investment Strategies and Risks on page 18:

The Fund seeks to achieve its objective by normally investing at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the view of the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), are well established in their industries and have the potential for above-average earnings growth. The Sub-Adviser focuses on companies with leading market position, seasoned management, and strong financial fundamentals. The investment approach reflects the Sub-Adviser’s belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies targeted will have good prospects for dividend growth.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with Fund objectives. The Fund’s investments in foreign securities are limited to 20% of its total assets.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Effective February 16, 2006, the following information replaces similar information found on page 19 for FMR:

T. Rowe Price Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for an account with investment objectives, policies and investment strategies similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.81% for the quarter ended December 31, 1998 and the lowest was –17.22% for the quarter ended March 31, 2001.

T. Rowe Price Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2004)

The table compares T. Rowe Price’s investment results for an account with investment objectives, policies and investment strategies similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
T. Rowe Price Mutual Fund
Class S*	9.35%	–	2.16%	12.27%

S&P 500® Index^	10.88%	–	2.30%	12.07%

*	Performance shown is from a mutual fund of T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class, including sales loads. The bar chart is based on Class S expenses. The performance is of the T. Rowe Price Blue Chip Growth Fund, which is registered under the Investment Company Act of 1940. T. Rowe Price replaced Fidelity Management & Research Company as the Fund’s Sub-Adviser on February 16, 2006. The mutual fund performance does not represent the historical performance of the MassMutual Select Blue Chip Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in the Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 16, 2006, with respect to the Blue Chip Growth Fund only, the following information supplements the information for T. Rowe Price, and replaces the information for FMR, in the section titled About the Investment Adviser and Sub-Advisers:

Larry J. Puglia

is the portfolio manager for the Blue Chip Growth Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Effective February 16, 2006, the following information replaces the information for FMR found in the section titled Investment Performance:

T. Rowe Price. Performance data shown for T. Rowe Price, the Sub-Adviser to the Blue Chip Growth Fund, is based on the performance of the T. Rowe Price Blue Chip Growth Fund, a registered mutual fund, adjusted to reflect the fees and expenses of the Fund’s S share class. The T. Rowe Price Blue Chip Growth Fund has substantially the same investment objectives and policies as the Fund, and is managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001S-05-4

MASSMUTUAL SELECT FUNDS

Supplement dated February 16, 2006 to the

Class Y Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Effective February 16, 2006, T. Rowe Price Associates, Inc. (“T. Rowe Price”) will replace Fidelity Management & Research Company (“FMR”) as the Blue Chip Growth Fund’s Sub-Adviser.

Effective February 16, 2006, the following information replaces the information found under Principal Investment Strategies and Risks on page 18:

The Fund seeks to achieve its objective by normally investing at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the view of the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), are well established in their industries and have the potential for above-average earnings growth. The Sub-Adviser focuses on companies with leading market position, seasoned management, and strong financial fundamentals. The investment approach reflects the Sub-Adviser’s belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies targeted will have good prospects for dividend growth.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with Fund objectives. The Fund’s investments in foreign securities are limited to 20% of its total assets.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Effective February 16, 2006, the following information replaces similar information found on page 19 for FMR:

T. Rowe Price Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for an account with investment objectives, policies and investment strategies similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.78% for the quarter ended December 31, 1998 and the lowest was –17.26% for the quarter ended March 31, 2001.

T. Rowe Price Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2004)

The table compares T. Rowe Price’s investment results for an account with investment objectives, policies and investment strategies similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
T. Rowe Price Mutual Fund
Class Y*	9.22%	–	2.29%	12.13%

S&P 500® Index^	10.88%	–	2.30%	12.07%

*	Performance shown is from a mutual fund of T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class, including sales loads. The bar chart is based on Class Y expenses. The performance is of the T. Rowe Price Blue Chip Growth Fund, which is registered under the Investment Company Act of 1940. T. Rowe Price replaced Fidelity Management & Research Company as the Fund’s Sub-Adviser on February 16, 2006. The mutual fund performance does not represent the historical performance of the MassMutual Select Blue Chip Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in the Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 16, 2006, with respect to the Blue Chip Growth Fund only, the following information supplements the information for T. Rowe Price, and replaces the information for FMR, in the section titled About the Investment Adviser and Sub-Advisers:

Larry J. Puglia

is the portfolio manager for the Blue Chip Growth Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Effective February 16, 2006, the following information replaces the information for FMR found in the section titled Investment Performance:

T. Rowe Price. Performance data shown for T. Rowe Price, the Sub-Adviser to the Blue Chip Growth Fund, is based on the performance of the T. Rowe Price Blue Chip Growth Fund, a registered mutual fund, adjusted to reflect the fees and expenses of the Fund’s Y share class. The T. Rowe Price Blue Chip Growth Fund has substantially the same investment objectives and policies as the Fund, and is managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001Y-05-4

MASSMUTUAL SELECT FUNDS

Supplement dated February 16, 2006 to the

Class L Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Effective February 16, 2006, T. Rowe Price Associates, Inc. (“T. Rowe Price”) will replace Fidelity Management & Research Company (“FMR”) as the Blue Chip Growth Fund’s Sub-Adviser.

Effective February 16, 2006, the following information replaces the information found under Principal Investment Strategies and Risks on page 18:

The Fund seeks to achieve its objective by normally investing at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the view of the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), are well established in their industries and have the potential for above-average earnings growth. The Sub-Adviser focuses on companies with leading market position, seasoned management, and strong financial fundamentals. The investment approach reflects the Sub-Adviser’s belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies targeted will have good prospects for dividend growth.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with Fund objectives. The Fund’s investments in foreign securities are limited to 20% of its total assets.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Effective February 16, 2006, the following information replaces similar information found on page 19 for FMR:

T. Rowe Price Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for an account with investment objectives, policies and investment strategies similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.75% for the quarter ended December 31, 1998 and the lowest was –17.29% for the quarter ended March 31, 2001.

T. Rowe Price Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2004)

The table compares T. Rowe Price’s investment results for an account with investment objectives, policies and investment strategies similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
T. Rowe Price Mutual Fund
Class L*	9.10%	–	2.41%	12.01%

S&P 500® Index^	10.88%	–	2.30%	12.07%

*	Performance shown is from a mutual fund of T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class, including sales loads. The bar chart is based on Class L expenses. The performance is of the T. Rowe Price Blue Chip Growth Fund, which is registered under the Investment Company Act of 1940. T. Rowe Price replaced Fidelity Management & Research Company as the Fund’s Sub-Adviser on February 16, 2006. The mutual fund performance does not represent the historical performance of the MassMutual Select Blue Chip Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in the Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 16, 2006, with respect to the Blue Chip Growth Fund only, the following information supplements the information for T. Rowe Price, and replaces the information for FMR, in the section titled About the Investment Adviser and Sub-Advisers:

Larry J. Puglia

is the portfolio manager for the Blue Chip Growth Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Effective February 16, 2006, the following information replaces the information for FMR found in the section titled Investment Performance:

T. Rowe Price. Performance data shown for T. Rowe Price, the Sub-Adviser to the Blue Chip Growth Fund, is based on the performance of the T. Rowe Price Blue Chip Growth Fund, a registered mutual fund, adjusted to reflect the fees and expenses of the Fund’s L share class. The T. Rowe Price Blue Chip Growth Fund has substantially the same investment objectives and policies as the Fund, and is managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001L-05-4

MASSMUTUAL SELECT FUNDS

Supplement dated February 16, 2006 to the

Class A Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Effective February 16, 2006, T. Rowe Price Associates, Inc. (“T. Rowe Price”) will replace Fidelity Management & Research Company (“FMR”) as the Blue Chip Growth Fund’s Sub-Adviser.

Effective February 16, 2006, the following information replaces the information found under Principal Investment Strategies and Risks on page 18:

The Fund seeks to achieve its objective by normally investing at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the view of the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), are well established in their industries and have the potential for above-average earnings growth. The Sub-Adviser focuses on companies with leading market position, seasoned management, and strong financial fundamentals. The investment approach reflects the Sub-Adviser’s belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies targeted will have good prospects for dividend growth.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with Fund objectives. The Fund’s investments in foreign securities are limited to 20% of its total assets.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Effective February 16, 2006, the following information replaces similar information found on page 19 for FMR:

T. Rowe Price Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for an account with investment objectives, policies and investment strategies similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.70% for the quarter ended December 31, 1998 and the lowest was –17.35% for the quarter ended March 31, 2001.

T. Rowe Price Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2004)

The table compares T. Rowe Price’s investment results for an account with investment objectives, policies and investment strategies similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
T. Rowe Price Mutual Fund
Class A*	2.59%	–	3.81%	11.10%

S&P 500® Index^	10.88%	–	2.30%	12.07%

*	Performance shown is from a mutual fund of T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class, including sales loads. The bar chart is based on Class A expenses. The performance is of the T. Rowe Price Blue Chip Growth Fund, which is registered under the Investment Company Act of 1940. T. Rowe Price replaced Fidelity Management & Research Company as the Fund’s Sub-Adviser on February 16, 2006. The mutual fund performance does not represent the historical performance of the MassMutual Select Blue Chip Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in the Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 16, 2006, with respect to the Blue Chip Growth Fund only, the following information supplements the information for T. Rowe Price, and replaces the information for FMR, in the section titled About the Investment Adviser and Sub-Advisers:

Larry J. Puglia

is the portfolio manager for the Blue Chip Growth Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Effective February 16, 2006, the following information replaces the information for FMR found in the section titled Investment Performance:

T. Rowe Price. Performance data shown for T. Rowe Price, the Sub-Adviser to the Blue Chip Growth Fund, is based on the performance of the T. Rowe Price Blue Chip Growth Fund, a registered mutual fund, adjusted to reflect the fees and expenses of the Fund’s A share class. The T. Rowe Price Blue Chip Growth Fund has substantially the same investment objectives and policies as the Fund, and is managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001A-05-4

MASSMUTUAL SELECT FUNDS

Supplement dated February 16, 2006 to the

Class N Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

Effective February 16, 2006, T. Rowe Price Associates, Inc. (“T. Rowe Price”) will replace Fidelity Management & Research Company (“FMR”) as the Blue Chip Growth Fund’s Sub-Adviser.

Effective February 16, 2006, the following information replaces the information found under Principal Investment Strategies and Risks on page 18:

The Fund seeks to achieve its objective by normally investing at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the view of the Fund’s Sub-Adviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), are well established in their industries and have the potential for above-average earnings growth. The Sub-Adviser focuses on companies with leading market position, seasoned management, and strong financial fundamentals. The investment approach reflects the Sub-Adviser’s belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies targeted will have good prospects for dividend growth.

In pursuing its investment objective, the Fund’s Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund’s Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with Fund objectives. The Fund’s investments in foreign securities are limited to 20% of its total assets.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Leveraging Risk.

These Risks are described beginning on page 54.

Effective February 16, 2006, the following information replaces similar information found on page 19 for FMR:

T. Rowe Price Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by T. Rowe Price for an account with investment objectives, policies and investment strategies similar to that of the Fund.

During the periods shown above, the highest quarterly return was 24.63% for the quarter ended December 31, 1998 and the lowest was –17.43% for the quarter ended March 31, 2001.

T. Rowe Price Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2004)

The table compares T. Rowe Price’s investment results for an account with investment objectives, policies and investment strategies similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Ten Years
T. Rowe Price Mutual Fund
Class N*	7.55%	–	2.97%	11.45%

S&P 500® Index^	10.88%	–	2.30%	12.07%

*	Performance shown is from a mutual fund of T. Rowe Price with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class, including sales loads. The bar chart is based on Class N expenses. The performance is of the T. Rowe Price Blue Chip Growth Fund, which is registered under the Investment Company Act of 1940. T. Rowe Price replaced Fidelity Management & Research Company as the Fund’s Sub-Adviser on February 16, 2006. The mutual fund performance does not represent the historical performance of the MassMutual Select Blue Chip Growth Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in the Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by investors.

Effective February 16, 2006, with respect to the Blue Chip Growth Fund only, the following information supplements the information for T. Rowe Price, and replaces the information for FMR, in the section titled About the Investment Adviser and Sub-Advisers:

Larry J. Puglia

is the portfolio manager for the Blue Chip Growth Fund. Mr. Puglia, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Chartered Financial Analyst and a Certified Public Accountant, and a Vice President of T. Rowe Price Associates, Inc. Mr. Puglia has been the lead portfolio manager for the U.S. Large-Cap Core Growth Strategy for T. Rowe Price since 1997 and has been managing its Large-Cap Core Growth Portfolios since 1993. He also serves on the investment advisory committee of T. Rowe Price’s Institutional U.S. Large-Cap Growth Strategy. Mr. Puglia joined T. Rowe Price in 1990.

Effective February 16, 2006, the following information replaces the information for FMR found in the section titled Investment Performance:

T. Rowe Price. Performance data shown for T. Rowe Price, the Sub-Adviser to the Blue Chip Growth Fund, is based on the performance of the T. Rowe Price Blue Chip Growth Fund, a registered mutual fund, adjusted to reflect the fees and expenses of the Fund’s N share class. The T. Rowe Price Blue Chip Growth Fund has substantially the same investment objectives and policies as the Fund, and is managed in accordance with essentially the same investment strategies and techniques as those of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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